RELATED PARTY TRANSACTIONS - Narrative (Details)	1 Months Ended	6 Months Ended
	Feb. 28, 2021 USD ($)	Jun. 30, 2021 USD ($) vessels subsidiary	Jun. 30, 2020 USD ($)	Jan. 01, 2014 vessels tanker
Related Party Transaction [Line Items]
Share of results of associated companies		$ (724,000)	$ (1,427,000)
TFG Marine
Related Party Transaction [Line Items]
Guarantee amount, subsidiary performance		50,000,000
TFG Marine
Related Party Transaction [Line Items]
Share of results of associated companies		$ 700,000
SFL
Related Party Transaction [Line Items]
Number of vessels under capital lease | vessels		2
Remaining periods on these leases, minimum (in years)		6 years
Profit share expense		$ 300,000	10,400,000
Lease obligation payable in excess of profit sharing expense		1,600,000	8,300,000
Income on pooled vessels		1,000,000	700,000
TFG Marine
Related Party Transaction [Line Items]
Related party transaction costs		107,800,000
Due to related parties		14,000,000.0
Guarantee amount, subsidiary performance		$ 6,000,000
Number of affiliate's subsidiaries covered by guarantee | subsidiary		2
Guarantee amount, current exposure		$ 0
Other Affiliates Of Hemen
Related Party Transaction [Line Items]
Number of vessels chartered out | vessels		4
Number of vessels chartered out with terms | vessels		1
Term of vessels chartered out		8 months
Revenue from related parties		$ 1,000,000
Other Affiliates Of Hemen | Senior unsecured facility $275.0 million
Related Party Transaction [Line Items]
Related party interest expense		2,300,000	$ 2,800,000
Other Affiliates Of Hemen | Senior unsecured facility $275.0 million | Loans Payable
Related Party Transaction [Line Items]
Debt instrument, face amount	$ 275,000,000	$ 275,000,000
Extension period	12 months	12 months
Debt instrument, unused borrowing capacity, amount		$ 113,300,000
Suezmax | SFL
Related Party Transaction [Line Items]
Number of vessels from Frontline 2012 involved in pooling arrangement | tanker				2
Number of ship finance vessels involved in pooling arrangement | vessels				2